CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2024
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

15. CONCENTRATION AND RISKS

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2022		2023	2024
Customer A	$	*	$524,554	$221,645
Customer B		516,634	*	168,167
Customer C		*	524,274	164,356
Customer D		1,379,796	*	140,951
Customer E		529,037	439,067	*
Customer F		*	247,834	*
Customer G		614,698	*	*

*Represents less than 10%

Total sales to the Group’s large customers whose sales constitute over 10% of revenue accounted for approximately 66%, 75% and 68% of revenues for the years ended December 31, 2022, 2023 and 2024, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its revenues. Significant reduction in the Group’s dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.

The following suppliers individually accounted for 10% or more of purchases:

	Year ended December 31,
	2022	2023	2024
Supplier A	*	13%	25%
Supplier B	11%	16%	23%
Supplier C	34%	30%	22%
Supplier D	18%	*	*

*Represents less than 10%

The following suppliers individually accounted for 10% or more of accounts payables:

	December 31,
	2023	2024
Supplier E	32%	*

*Represents less than 10%

The Group’s polysilicon manufacturing facilities are located in Xinjiang and Inner Mongolia to be close to sources of raw materials and energy for polysilicon production. Raw materials required for the Group’s polysilicon manufacturing process primarily include metallurgical grade silicon, electricity and other utilities, and other significant inputs for production, such as argon gas, caustic soda and graphite parts. Although there are a limited number of manufacturers of the particular metallurgical grade silicon, electricity and other utilities, management believes that other suppliers could provide similar inputs on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.